Trade and other payables (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Trade and other payables
Trade payables	¥ 624,688	¥ 483,278
Payroll payable	63,621	38,363
Accrued expenses	155,698	108,351
Other taxes payable	20,633	39,936
Deposits	1,833,516	1,655,763
Amount due to related parties (Note 37(c))	7,490	17,664
Others	103,536	76,440
Total	¥ 2,809,182	¥ 2,419,795
Credit period granted by the suppliers, minimum	30 days
Credit period granted by the suppliers, maximum	60 days